Note 11 - Right-of-Use Assets and Finance Lease Liabilities - Schedule of Prepaid Lease Rentals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Prepaid lease rentals, beginning balance	$ 42,919	$ 51,670
Less: Amortization of prepaid lease rentals	0	(8,751)
Transfers and other movements	(42,919)	0
Prepaid lease rentals, ending balance	0	42,919
Less: current portion	0	(8,752)
Non-current portion	$ 0	$ 34,167